SUPPLEMENT DATED JULY 6, 2018
to the
ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY PROSPECTUS
Dated May 1, 2018 for contracts issued on or after April 29, 2013 and
Dated May 1, 2018 for contracts issued on or prior to April 26, 2013
ISSUED BY
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective July 31, 2018, the following replaces information on the rider charge in the Fee Tables, Appendix E - Previous Versions of Investment Protector (for contracts issued on or after April 29, 2013), Appendix K - Previous Versions of Investment Protector (for contracts issued on or prior to April 26, 2013), and Appendix F - Previous Versions of Income Protector (for contracts issued on or after April 29, 2013), or Appendix L- Previous Versions of Income Protector(for contracts issued on or prior to April 26, 2013).

We are decreasing the rider charge for the following versions of Income Protector and Investment Protector that we no longer offer. The benefit version identifier (for example, (08.09)) is located in your rider.
Benefit Version	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after July 31, 2018	Rider Charge Decrease
Income Protector (08.09, 05.10, 05.11)	1.55% for single and 1.70% for joint Lifetime Plus Payments	Decreased to 1.35% for single and 1.50% for joint Lifetime Plus Payments	-0.20%
Income Protector (01.12, 05.12)	1.60% for both single and joint Lifetime Plus Payments	Decreased to 1.40% for both single and joint Lifetime Plus Payments	-0.20%
Income Protector (07.12)	1.10% for both single and joint Lifetime Plus Payments	Decreased to 1.00% for both single and joint Lifetime Plus Payments	-0.10%
Income Protector (10.12)	1.20% for both single and joint Lifetime Plus Payments	Decreased to 1.10% for both single and joint Lifetime Plus Payments	-0.10%
Income Protector (04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16, 11.16, 12.16 )	1.40% for both single and joint Lifetime Plus Payments	Decreased to 1.30% for both single and joint Lifetime Plus Payments	-0.10%
Investment Protector (08.09)	1.15%	Decreased to 1.05%	-0.10%
Investment Protector (05.10)	1.25%	Decreased to 1.15%	-0.10%
Investment Protector (01.12, 07.12)	1.30%	Decreased to 1.20%	-0.10%

PRO-003-0518
   (VNY-400, VNY-146)